TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

SUMMARY PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

SUPPLEMENT DATED NOVEMBER 13, 2012 TO

SUMMARY PROSPECTUS DATED JULY 31, 2012

Effective as of November 16, 2012, the following replaces the first paragraph under “PURCHASE AND SALE OF FUND SHARES” on page 4 of the Summary Prospectus:

You may purchase Fund shares through your account at Northern Trust or an authorized intermediary or you may open an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

Please retain this Supplement with your Summary Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	NF SPT TAUS (11/12)

NORTHERN FUNDS PROSPECTUS